Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 236,793		$ 225,766
Income earned but not yet received [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	322		331
Equity Securities [Member] | U.S. Large-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	96,420	[1]	97,217	[1]
Equity Securities [Member] | U.S. Small/Mid-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	14,864	[2]	16,795	[2]
Equity Securities [Member] | World Equity Ex-US [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	34,577	[3]	36,339	[3]
Fixed Income Securities [Member] | Long Duration Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	39,707	[4]	47,709	[4]
Fixed Income Securities [Member] | High Yield Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	18,642	[5]	18,407	[5]
Fixed Income Securities [Member] | Emerging Market Fixed income (Non-US) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	9,708	[5]	8,968	[5]
Fixed Income Securities [Member] | Core Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	15,113	[6]
Fixed Income Securities [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	2,963
Other securities [Member] | Hedge Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 4,477	[7]

[1]	US large cap equity fund invests primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities and derivative instruments whose value is derived from the performance of the S&P 500.
[2]	US small/mid cap equity fund invests primarily in a portfolio of common stocks included in the Russell 2500 Index.
[3]	World equity ex-US fund invests primarily in common stocks and other equity securities whose issuers comprise a broad range of capitalizations and are located outside of the U.S. The fund invests primarily in developed countries but may also invest in emerging markets.
[4]	Long duration bond fund seeks to duplicate the return characteristics of high quality corporate bonds with a duration range of 10-13 years. The fund's investment strategy is designed to aid corporate pension plans with asset and liability management in order to reduce funding status volatility caused by changes in interest rates.
[5]	High yield bond fund seeks to maximize return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The fund will invest primarily in securities rated below investment grade, including corporate bonds, convertible and preferred securities and zero coupon obligations.
[6]	Core fixed income fund invests in fixed-income funds which seek to provide current income consistent with the preservation of capital.
[7]	Hedge fund seeks to provide returns that are different than (less correlated with) investments in more traditional asset classes. The fund will pursue its investment objective by investing substantially all of its assets in various hedge funds.